Document and Entity Information	11 Months Ended
Dec. 29, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	H. J. Heinz Corp II
Entity Central Index Key	0001600508
Document Type	8-K
Document Period End Date	Dec. 29, 2013
Amendment Flag	false